PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are summarized below:

	September 30, 2024	December 31, 2023

Prepaid insurance	$275,706	$171,855
Legal and professional	10,148	24,476
Other	154,173	124,686
Total prepaid expenses and other current assets	$440,027	$321,017

Note 4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022

Prepaid insurance	$171,855	$340,078
Legal and professional	24,476	72,048
Other	124,686	119,773
Total prepaid expenses and other current assets	$321,017	$531,899